INCOME TAXES	12 Months Ended
Sep. 30, 2012
INCOME TAXES
INCOME TAXES

NOTE 8: INCOME TAXES

The provision for income taxes for the years ended September 30, 2012, 2011, and 2010, consisted of the following:

	For the Year Ended September 30, 2012
	Federal	State	Valuation Allowance	Total
Current	$10,548,636	$295,134	$—	$10,843,770
Deferred	(4,373,222)	(436,398)	10,162	(4,799,458)
Total	$6,175,414	$(141,264)	$10,162	$6,044,312

	For the Year Ended September 30, 2011
	Federal	State	Valuation Allowance	Total
Current	$10,555,061	$3,595,229	$—	$14,150,290
Deferred	(2,134,522)	(491,379)	—	(2,625,901)
Total	$8,420,539	$3,103,850	$—	$11,524,389

	For the Year Ended September 30, 2010
	Federal	State	Valuation Allowance	Total
Current	$9,770,014	$947,900	$—	$10,717,914
Deferred	(1,272,534)	(223,961)	—	(1,496,495)
Total	$8,497,480	$723,939	—	$9,221,419

The actual tax expense for the years ended 2012, 2011, and 2010 differs from the computed ‘expected’ tax expense (benefit) for those years (computed by applying the applicable United States federal corporate tax rates of 35% to income before income taxes) as follows:

	As of and for the Years Ended September 30,
	2012	2011	2010
Computed ‘expected’ tax expense	$6,325,065	$10,019,871	$9,024,277
State tax (net of federal tax effect)	(240,378)	2,226,005	343,310
Other tax benefit	(40,375)	(721,487)	(146,168)
Total	$6,044,312	$11,524,389	$9,221,419

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities as of September 30, 2012 and 2011 are presented below:

	As of and for the Years Ended September 30,
	2012	2011
Deferred tax assets:
Allowance for credit losses	$11,234,048	$9,892,366
Unearned insurance reserves	3,480,446	644,262
Uncertain tax positions	302,110	569,851
Fair value adjustment of acquisitions	109,709	143,983
State net operating losses and credits	26,680	—
Loan origination & policy acquisition costs	26,220	—
Other	176,769	137,752
Total deferred tax assets	15,355,982	11,388,214
Valuation allowance	(10,162)	—
Deferred tax assets, net of valuation allowance	15,345,820	11,388,214

Deferred tax liabilities:
Amortization - intangible assets	1,858,674	2,676,209
Depreciation	13,675	27,780
Loan origination & policy acquisition costs	—	20,294
Other	96,173	116,306
Total deferred tax liabilities	1,968,522	2,840,589
Net deferred tax assets	$13,377,298	$8,547,625

As of September 30, 2012, the Company had state net operating loss carryforwards of approximately $414,000, which will expire in 2022.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary difference become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Management believes it is more likely than not, with the exception of certain state net operating losses, which are expected to expire unutilized, the Company will realize the benefits of those deductible differences based on the following: historical taxable income, projections for future taxable income over the periods which the deferred tax assets are deductible, the tax sharing agreements and the group of member companies which file unitary state tax returns.

In recognition, measurement and disclosure guidance for the accounting of uncertain tax positions requires companies to recognize the tax benefits of uncertain positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. The amount recognized represents the largest amount of tax benefit that is greater than 50% likely of being ultimately realized. A liability is recognized for any benefit claimed, or expected to be claimed, in a tax return in excess of the benefit recorded in the financial statements, along with any interest and penalty (if applicable) on the excess.

As of September 30, 2012, 2011 and 2010, the reserve for uncertain tax positions was approximately $0.9 million, $1.7 million, and $0.8 million, respectively.  The reserve for uncertain tax positions is included in accrued expenses and other liabilities in the consolidated balance sheet as of September 30, 2012, 2011, and 2010. We had $75,000 of unrecognized tax benefit that if realized would affect the effective tax rate. Interest and penalties recognized are recorded as a component of income tax expense in the amount of $137,000, $43,000 and $(145,000) for the year ended September 30, 2012, 2011, and 2010 respectively.

A reconciliation of unrecognized tax benefits for fiscal year 2012, 2011 and 2010 is as follows:

	As of and for the Years Ended September 30,
	2012	2011	2010
Balance, beginning of period	$1,368,200	$520,200	$645,000
Increase of tax positions taken in prior periods	86,100	1,060,000	44,900
Increase of tax positions taken in current period	9,800	13,000	—
(Decrease) due to lapse of applicable statute of limitations	(762,100)	(225,000)	(169,700)
Balance, end of period	$702,000	$1,368,200	$520,200

In addition, we have accrued cumulative interest and penalties of approximately $193,000, $330,000, and $287,000 as of September 30, 2012, 2011 and 2010, respectively.

MCFC files a consolidated federal income tax return with its subsidiaries and state jurisdictions.  MCFC’s federal income tax returns are open and subject to examination by the Internal Revenue Service for the tax year ended September 30, 2009 and later.  MCFC and subsidiaries state returns are generally open and subject to examinations for the tax year ended September 30, 2008 and later for major state jurisdictions.  The Company does not believe any adjustments that may result from these examinations will be material to the Company.

The Company does not believe a significant increase or decrease in the uncertain tax positions will occur in the next twelve months.